Marketable Securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Marketable Securities [Line Items]
Amortized cost	$ 258,587	$ 249,069
Gross unrealized gains	49	490
Gross unrealized losses	(929)	(56)
Fair value	257,707	249,503
Corporate bond [Member]
Marketable Securities [Line Items]
Amortized cost	91,620	87,587
Gross unrealized gains	21	250
Gross unrealized losses	(252)	(16)
Fair value	91,389	87,821
Agency bond [Member]
Marketable Securities [Line Items]
Amortized cost	59,284	47,390
Gross unrealized gains	1	25
Gross unrealized losses	(323)	(36)
Fair value	58,962	47,379
Treasury bills [Member]
Marketable Securities [Line Items]
Amortized cost	24,423	28,392
Gross unrealized gains		19
Gross unrealized losses	(53)	(2)
Fair value	24,370	28,409
US Government bond [Member]
Marketable Securities [Line Items]
Amortized cost	77,451	80,890
Gross unrealized gains	27	196
Gross unrealized losses	(301)	(2)
Fair value	77,177	81,084
Commercial paper [Member]
Marketable Securities [Line Items]
Amortized cost	5,809	4,810
Gross unrealized gains
Gross unrealized losses
Fair value	$ 5,809	$ 4,810